Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

March 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of DWS Variable Series II (the “Trust”) (Reg. Nos. 33-11808, 811-5002)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2010. No fees are required in connection with this filing.

The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Trust’s Prospectuses and Statements of Additional Information, filed with the Commission on May 1, 2009 in Post-Effective Amendment No. 73.  In addition, with respect to DWS Alternative Asset Allocation VIP only, the Amendment also reflects disclosure changes relating to portfolio management expanding the derivatives overlay strategy for the DWS Alternative Asset Allocation VIP to include commodity futures.

In addition, DWS has reorganized Statement of Additional Information (“SAI”) disclosure into two components: Part I contains fund-specific disclosure for all share classes of the Trust; and Part II contains standardized disclosure applicable to all DWS funds, including the Trust. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure. Additionally, as part of the initiative, the DWS funds Board approved, or is presently considering, a number of changes to non-fundamental investment policies relating to a variety of investment strategies. Investment policy changes have been marked and are reflected in the Part I of the relevant SAI.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.
cc:           Jose Del Real, Esq., Vedder